PROSPECTUS SUPPLEMENT

Global X Funds

SUPPLEMENT DATED FEBRUARY 5, 2009 TO THE PROSPECTUS DATED
JANUARY 20, 2009

The following information supplements the information found in the prospectus for the Global X Funds.

Global X/InterBolsa FTSE Colombia 20 ETF is available for purchase.

The following funds are not operational and unavailable for purchase:

Global X FTSE Argentina 20 ETF

Global X FTSE Egypt 30 ETF

Global X FTSE Peru 20 ETF

Global X FTSE Philippines 30 ETF

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE